Investments in affiliates and investments in available-for-sale securities - Investments in available-for-sale securities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Schedule Of Equity Method Investments [Line Items]
Investment in available-for-sale-securities	$ 211	$ 211		$ 238
Unrealized loss	$ 25	$ 27	$ 2